Shareholders' equity (Details) (CAD) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 11, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 03, 2009
Additional Shareholders' Equity (Textual) [Abstract]
Stock-based compensation transferred from additional paid-in capital		(30)	(34)	(26)
Analysis of common share balances
Share capital, January 1		169,200,000	168,500,000	153,800,000	13,900,000
Shares issued				13,900,000
Shares issued under stock option plans		800,000	700,000	800,000
Share capital, December 31		170,000,000	169,200,000	168,500,000	13,900,000
Shareholders' equity (Textual) [Abstract]
Preferred shares issued		0
Common shares offered		170,000,000	169,200,000	168,500,000	13,900,000
Price per share of common shares offered		36.75
Common shares issued under the provisions of an overallotment option					1,300,000
Gross proceeds from Offering				511
Proceeds net of fees and issue costs and including deferred taxes	495			495
Change in the share capital balances related to the cancellation of the liability on exercise of stock options		1	2	1
Additional paid-in capital
Additional Shareholders' Equity (Textual) [Abstract]
Stock-based compensation transferred from additional paid-in capital		11	8	8